Nature Of Business And Organization (Narrative) (Detail) (USD $)	2 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Nov. 02, 2011
Organization And Nature Of Business [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Equity contributed by certain rollover investors	$ 19.00	$ 19.00
Capital Contributions			$ 966,000,000
Senior secured term loan credit facility
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			1,224,000,000
Senior secured revolving credit facility
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			125,000,000
Senior notes due 2019
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			375,000,000
Debt instrument, due date			2019
Senior notes due 2020
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			$ 375,000,000
Debt instrument, due date			2020
Common Stock, Class A
Organization And Nature Of Business [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001
Common Stock, Class B
Organization And Nature Of Business [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001